INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2024	2023	2022
The Netherlands	$292	$2,164	$(11,419)
Germany	(5,303)	828	4,317
United States of America	(1,074)	(1,620)	(3,621)
Spain	673	362	552
Israel	273	10,076	7,298
Other locations	786	506	(715)
Income (loss) before income tax expenses	$(4,353)	$12,316	$(3,588)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2024	2023
Deferred tax assets:
Operating loss carry forwards	$14,725	$10,812
Interest loss carry forward	2,044	2,053
Allowance for doubtful accounts	185	121
Tax credit carry forwards	480	560
Accrued expenses	324	95
Research and development expenses, net	151	1,363
Other	414	366
Total deferred tax assets	18,323	15,370
Deferred tax liabilities:
Depreciation of property and equipment	(199)	(162)
	18,124	15,208
Valuation allowance	(16,901)	(13,633)
Deferred tax assets, net	$1,223	$1,575

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2024	2023	2022
Effective income (loss) tax benefit at statutory rate	$(1,124)	$3,178	$(926)
Rate differential	(448)	(1,365)	136
Non-deductible expenses	(39)	376	342
Changes in valuation allowance	3,268	131	1,872
Other	(2,109)	(575)	222
Income tax expense (benefit)	$(452)	$1,745	$1,646

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2024	2023
Balance at beginning of year	$86	$688
Additions based on tax positions taken in prior years	-	-
Additions based on tax positions taken in the current year	-	-
Reduction based on tax positions taken in prior years	-	(602)
Balance at end of year	$86	$86